HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

CORPORATE BONDS & NOTES -- 83.4%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.7%
--------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                    $  3,900      $    3,900,000
Transdigm, Inc., 10.375%, 12/1/08                      5,125           4,766,250
--------------------------------------------------------------------------------
                                                                  $    8,666,250
--------------------------------------------------------------------------------
APPAREL -- 0.7%
--------------------------------------------------------------------------------
Tropical Sportswear, 11.00%, 6/15/08                $    200      $      176,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                       8,285           7,912,175
--------------------------------------------------------------------------------
                                                                  $    8,088,175
--------------------------------------------------------------------------------
AUTO AND PARTS -- 0.3%
--------------------------------------------------------------------------------
J.L. French Automative Casting,
11.50%, 6/1/09                                      $  4,475      $    2,662,625
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                         1,100             258,500
--------------------------------------------------------------------------------
                                                                  $    2,921,125
--------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 9.8%
--------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, (0% until 9/30/2000), 9/30/04              $  2,750      $    2,598,750
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75%, (0% until 2000),
12/15/05                                               3,000           2,805,000
EchoStar Broadband Corp., Sr. Notes,
10.375%, 10/1/07(1)                                   13,503          13,604,272
EchoStar DBS Corp., Sr. Notes,
9.375%, 2/1/09                                         1,000             987,500
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                1,075             800,875
Muzak Holdings LLC, 9.875%, 3/15/09                    3,400           3,009,000
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                       6,563           3,708,095
NTL Communications Corp.,
9.25%, 11/15/06                           EUR            700             505,448
NTL Communications Corp., Sr. Notes,
11.875%, 10/1/10(1)                                   28,850          26,830,500
NTL, Inc., 5.75%, 12/15/09(1)                          4,550           2,894,937
Ono Finance PLC, 13.00%, 5/1/09                        5,470           4,239,250
Ono Finance PLC, 13.00%, 5/1/09           EUR          3,000           1,924,212
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                           775             759,500
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

BROADCASTING AND CABLE (CONTINUED)
--------------------------------------------------------------------------------
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                      $  6,410      $    6,890,750
RCN Corp., Sr. Disc. Notes, 9.80%, (0%
until 2003), 2/15/08                                   2,250           1,023,750
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08               12,050           8,796,500
Telewest Communication PLC, 9.875%, (0%
until 2004), 4/15/09                      GBP          3,575           2,265,906
Telewest Communication PLC, Debs.,
9.625%, 10/1/06                                          640             531,200
Telewest Communication PLC, Debs.,
11.00%, (0% until 2000), 10/1/07                      12,125          10,609,375
Telewest Communication PLC, Sr. Disc.
Notes, 9.25%, (0% until 2004), 4/15/09                11,101           5,023,202
Telewest Communication PLC, Sr. Notes,
9.875%, 2/1/10                                         4,250           3,400,000
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                        3,150           2,756,250
United Pan Europe Communications, Sr.
Disc. Notes, 13.375%, (0% until 2004),
11/1/09                                                4,500           1,777,500
United Pan Europe Communications, Sr.
Notes, 11.25%, 11/1/09                    EUR          5,240           3,390,982
United Pan Europe Communications, Sr.
Notes, 11.25%, 2/1/10                                  3,655           2,796,075
--------------------------------------------------------------------------------
                                                                  $  113,928,829
--------------------------------------------------------------------------------
BUSINESS SERVICES - MISCELLANEOUS -- 1.3%
--------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08                    $  8,550      $      651,937
Coinmach Corp., Sr. Notes,
11.75%, 11/15/05                                       2,275           2,263,625
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                        5,575           5,825,875
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                              1,600             728,000
Richmont Marketing Specialists,
10.125%, 12/15/07                                     17,770           4,442,500
Tapco International Corp., Sr. Sub.
Notes, 12.50%, 8/1/09(1)                               1,300           1,267,500
--------------------------------------------------------------------------------
                                                                  $   15,179,437
--------------------------------------------------------------------------------
BUSINESS SERVICES - RENTAL & LEASING -- 2.7%
--------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, Series B, 10.375%, 8/1/08                    $  4,000      $    1,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

BUSINESS SERVICES - RENTAL & LEASING (CONTINUED)
--------------------------------------------------------------------------------
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                            $  4,600      $    2,553,000
Neff Corp., 10.25%, 6/1/08                             4,050           1,842,750
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                         4,688           2,132,812
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25%, (0% until 2004), 4/15/09               19,650          10,242,562
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                5,360           3,524,200
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.875%, (0% until 2005), 3/15/10               3,870           1,896,300
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10                                        8,100           7,492,500
--------------------------------------------------------------------------------
                                                                  $   31,384,124
--------------------------------------------------------------------------------
CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07(1)                                    $  1,000      $      585,000
Lyondell Chemical Co., 9.875%, 5/1/07                  2,600           2,541,500
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                          450             433,125
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07                                        3,500           1,347,500
Sterling Chemicals, Inc., Sr. Sub.
Notes, 11.25%, 4/1/07                                    250             138,750
Sterling Chemicals, Inc., Sr. Sub.
Notes, 11.75%, 8/15/06                                 9,000           4,995,000
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                 2,275           1,888,250
Vantico Group, 12.00%, 8/1/10(1)          EUR          3,770           2,699,361
--------------------------------------------------------------------------------
                                                                  $   14,628,486
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                    $  4,480      $    3,528,000
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07(2)                                     9,000             945,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                     1,421             852,480
Polaroid Corp., 6.75%, 1/15/02                         3,250           2,920,284
Polaroid Corp., Sr. Notes,
11.50%, 2/15/06                                        3,000           2,355,000
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

CONSUMER PRODUCTS (CONTINUED)
--------------------------------------------------------------------------------
Tekni-Plex, Inc., Sr. Sub. Notes,
12.75%, 6/15/10(1)                                  $  9,040      $    8,271,600
--------------------------------------------------------------------------------
                                                                  $   18,872,364
--------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.3%
--------------------------------------------------------------------------------
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                               $  3,935      $    1,200,175
Riverwood International Corp.,
10.875%, 4/1/08                                        3,000           2,722,500
--------------------------------------------------------------------------------
                                                                  $    3,922,675
--------------------------------------------------------------------------------
DRUGS -- 1.4%
--------------------------------------------------------------------------------
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                     $  5,125      $    5,432,500
Warner Chilcott, Inc.,
12.625%, 2/15/08(1)                                   10,275          10,429,125
--------------------------------------------------------------------------------
                                                                  $   15,861,625
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.7%
--------------------------------------------------------------------------------
AES Corp., Sr. Notes, 9.375%, 9/15/10               $  4,350      $    4,437,000
AES Corp., Sr. Notes, 9.50%, 6/1/09                    1,000           1,022,500
Calpine Corp., Sr. Notes,
8.625%, 8/15/10                                       14,300          14,145,460
--------------------------------------------------------------------------------
                                                                  $   19,604,960
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                       $  3,600      $    3,222,000
Viasystems, Inc., Sr. Sub. Notes,
Series B, 9.75%, 6/1/07                                5,490           4,913,550
--------------------------------------------------------------------------------
                                                                  $    8,135,550
--------------------------------------------------------------------------------
ENERGY SERVICES -- 0.5%
--------------------------------------------------------------------------------
RBF Finance Co., 11.00%, 3/15/06                    $  2,300      $    2,627,750
RBF Finance Co., 11.375%, 3/15/09                      2,900           3,320,500
--------------------------------------------------------------------------------
                                                                  $    5,948,250
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.7%
--------------------------------------------------------------------------------
Marvel Enterprise, Inc., 12.00%, 6/15/09            $ 12,725      $    6,935,125
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                          1,000             925,000
--------------------------------------------------------------------------------
                                                                  $    7,860,125
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                 $  6,400      $    5,840,000
--------------------------------------------------------------------------------
                                                                  $    5,840,000
--------------------------------------------------------------------------------
FOODS -- 2.4%
--------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                      $  3,845      $    2,720,337
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                        9,979          10,527,845
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 2002), 12/15/07                      3,515           2,636,250
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                         3,675           2,921,625
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                        12,087           9,427,860
--------------------------------------------------------------------------------
                                                                  $   28,233,917
--------------------------------------------------------------------------------
HEALTH SERVICES -- 1.1%
--------------------------------------------------------------------------------
HCA - The Healthcare Co., 8.75%, 9/1/10             $  7,800      $    7,882,969
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                        2,820           3,010,350
Tenet Healthcare Corp., Sr. Notes,
9.25%, 9/1/10(1)                                       2,000           2,105,000
--------------------------------------------------------------------------------
                                                                  $   12,998,319
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 6.9%
--------------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes, 13.50%, (0% until 2003), 3/15/08             $  8,170      $    2,328,450
Covad Communication Group, Sr. Notes,
12.00%, 2/15/10                                       19,720           9,169,800
Covad Communication Group, Sr. Notes,
12.50%, 2/15/09                                          650             312,000
Cybernet Internet Services
International, Inc., Sr. Notes,
14.00%, 7/1/09                                         4,825           2,002,375
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                      12,575           5,627,312
Equinix, Inc., Sr. Notes,
13.00%, 12/1/07                                        4,500           3,600,000
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09                                       4,663           4,243,330
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                         5,305           4,960,175
Exodus Communications, Inc., Sr. Notes,
11.625%, 7/15/10(1)                                   16,540          15,382,200
Globix Corp., Sr. Notes, 12.50%, 2/1/10               12,400           6,882,000
IPCS, Inc., 14.00%, (0% until 2005),
7/15/10(1)                                             8,600           4,042,000
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY SERVICES (CONTINUED)
--------------------------------------------------------------------------------
IPCS, Inc., 14.00%, (0% until 2005),
7/15/10(1)                                          $  2,400      $    1,068,000
Northpoint Communications Group, Inc.,
Sr. Notes, 12.875%, 2/15/10                            7,490           7,003,150
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06                                        2,200           1,061,500
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09               15,585           7,597,687
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                        6,100           3,034,750
PSINet, Inc., Sr. Notes, Series B,
10.00%, 2/15/05                                        4,265           2,057,862
--------------------------------------------------------------------------------
                                                                  $   80,372,591
--------------------------------------------------------------------------------
LODGING AND GAMING -- 8.6%
--------------------------------------------------------------------------------
Anchor Gaming, Sr. Sub. Notes,
9.875%, 10/15/08(1)                                 $  7,320      $    7,438,950
Hollywood Casino Corp., 12.414%, 5/1/06                6,925           7,202,000
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                         8,150           8,761,250
Majestic Star LLC, 10.875%, 7/1/06                     4,500           3,982,500
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                          3,575           3,668,844
Mandalay Resort Group, Sr. Sub Notes,
10.25%, 8/1/07                                        10,300          10,583,250
MGM Mirage, Inc., 8.50%, 9/15/10                      11,600          11,405,178
MGM Mirage, Inc., 9.75%, 6/1/07                        8,000           8,340,000
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                10,550          10,391,750
Sun International Hotels,
8.625%, 12/15/07                                       8,500           7,841,250
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                  6,325           5,929,688
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06                                         5,437           3,751,530
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                     10,734          10,680,330
--------------------------------------------------------------------------------
                                                                  $   99,976,520
--------------------------------------------------------------------------------
MACHINERY -- 0.5%
--------------------------------------------------------------------------------
Flowserve Corp., 12.25%, 8/15/10(1)                 $  6,260      $    6,369,550
--------------------------------------------------------------------------------
                                                                  $    6,369,550
--------------------------------------------------------------------------------
MANUFACTURING -- 1.7%
--------------------------------------------------------------------------------
Insilco Corp., 12.00%, 8/15/07                      $ 11,600      $   11,426,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

MANUFACTURING (CONTINUED)
--------------------------------------------------------------------------------
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002),
6/15/09(3)                                          $ 12,875      $    8,240,000
--------------------------------------------------------------------------------
                                                                  $   19,666,000
--------------------------------------------------------------------------------
OIL -- 0.7%
--------------------------------------------------------------------------------
Golden Sky DBS, Inc., Sr. Disc. Notes,
13.50%, (0% until 2004), 3/1/07                     $ 11,445      $    8,068,725
--------------------------------------------------------------------------------
                                                                  $    8,068,725
--------------------------------------------------------------------------------
OIL AND GAS - EQUIPMENT AND SERVICES -- 1.0%
--------------------------------------------------------------------------------
Cliffs Drilling, 10.25%, 5/15/03                    $    750      $      770,625
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                               4,000           2,300,000
R&B Falcon Corp., 9.50%, 12/15/08                         90              96,525
R&B Falcon Corp., 10.25%, 5/15/03                        950             976,125
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                9,575           7,803,625
--------------------------------------------------------------------------------
                                                                  $   11,946,900
--------------------------------------------------------------------------------
OIL AND GAS - EXPLORATION AND PRODUCTION -- 3.7%
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125%, 4/15/06            $  4,000      $    3,900,000
Chesapeake Energy Corp., 9.625%, 5/1/05                1,875           1,891,406
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                        1,320           1,260,600
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                         8,480           7,716,800
Comstock Resources, Inc.,
11.25%, 5/1/07                                         5,850           6,171,750
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                         2,340           1,813,500
Gothic Production Corp.,
11.125%, 5/1/05                                        7,150           7,543,250
Gothic Production Corp.,
12.375%, 8/1/06                                        7,865           8,533,525
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06                                          750             757,500
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06(1)                                     3,750           3,787,500
--------------------------------------------------------------------------------
                                                                  $   43,375,831
--------------------------------------------------------------------------------
OIL AND GAS - REFINING -- 0.1%
--------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09              $  1,050      $    1,097,250
--------------------------------------------------------------------------------
                                                                  $    1,097,250
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                               $  3,400      $    1,402,500
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07                  2,400             966,000
--------------------------------------------------------------------------------
                                                                  $    2,368,500
--------------------------------------------------------------------------------
PRINTING AND BUSINESS PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                              $ 15,600      $   14,274,000
Merrill Corp., Series B, 12.00%, 5/1/09                5,250           3,176,250
--------------------------------------------------------------------------------
                                                                  $   17,450,250
--------------------------------------------------------------------------------
PUBLISHING -- 1.3%
--------------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25%, (0% to 2002), 12/15/08               $  2,920      $    1,912,600
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(3)                                    5,095           4,610,975
Ziff Davis Media, Inc., Sr. Sub. Notes,
12.00%, 7/15/10(1)                                     8,800           8,052,000
--------------------------------------------------------------------------------
                                                                  $   14,575,575
--------------------------------------------------------------------------------
RESTAURANTS -- 1.3%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                     $  9,600      $    9,216,000
Sbarro, Inc., 11.00%, 9/15/09                          6,000           6,090,000
--------------------------------------------------------------------------------
                                                                  $   15,306,000
--------------------------------------------------------------------------------
RETAIL - FOOD AND DRUG -- 0.8%
--------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                    $ 10,230      $    9,462,750
--------------------------------------------------------------------------------
                                                                  $    9,462,750
--------------------------------------------------------------------------------
RETAIL - GENERAL -- 0.4%
--------------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875%, (0% until 2003), 4/15/09                   $  4,000      $    1,500,000
Ames Department Stores, Sr. Notes,
10.00%, 4/15/06                                          850             310,250
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                       3,599           3,437,045
--------------------------------------------------------------------------------
                                                                  $    5,247,295
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 1.0%
--------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                       $    600      $      588,000
Asat Finance LLC, Sub. Notes,
12.50%, 11/1/06(1)                                     4,518           4,585,263
Intersil Corp., 13.25%, 8/15/09                          815             925,025
SCG Holding Corp., 12.00%, 8/1/09                      5,365           5,351,588
--------------------------------------------------------------------------------
                                                                  $   11,449,876
--------------------------------------------------------------------------------
SERVICES -- 0.8%
--------------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                          $  2,525      $    2,029,469
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                             7,900           7,228,500
--------------------------------------------------------------------------------
                                                                  $    9,257,969
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.5%
--------------------------------------------------------------------------------
Budget Group, Inc., Sr. Notes,
9.125%, 4/1/06                                      $  2,373      $      889,688
CHC Helicopter Corp., 11.75%, 7/15/07     EUR          4,400           3,831,670
Kansas City Southern, Sr. Notes,
9.50%, 10/1/08(1)                                      4,000           4,080,000
MTL, Inc., Variable Rate, 6/15/06                      1,600           1,096,000
Pacer International, Inc.,
11.75%, 6/1/07                                         7,544           7,430,840
--------------------------------------------------------------------------------
                                                                  $   17,328,198
--------------------------------------------------------------------------------
WASTE MANAGEMENT -- 1.7%
--------------------------------------------------------------------------------
Allied Waste, 10.00%, 8/1/09                        $ 15,975      $   13,738,500
Stericycle, Inc., 12.375%, 11/15/09                    5,400           5,724,000
--------------------------------------------------------------------------------
                                                                  $   19,462,500
--------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 7.6%
--------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc., 12.875%, (0%
until 2005), 2/15/10                                $  4,200      $    2,037,000
Clearnet Communications, Inc.,
10.125%, 7/7/07(1)                                     4,500           4,680,000
Dobson Communications, Sr. Notes,
10.875%, 7/1/10                                        6,875           6,634,375
Dolphin Telecom PLC, Sr. Disc. Notes,
14.00%, (0% until 2004), 5/15/09                      13,375           2,474,375
Leap Wireless International, Inc.,
12.50%, 4/15/10                                        5,875           4,318,125
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07             $  4,540      $    3,666,050
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                       9,785           9,466,988
Nextel International, Sr. Notes,
12.75%, 8/1/10(1)                                      8,450           7,879,625
Nextel Partners Inc., Sr. Notes,
11.00%, 3/15/10(1)                                    10,875          10,847,813
PF.Net Communications, Sr. Notes,
13.75%, 5/15/10                                        7,800           7,683,000
PTC International Finance II SA,
11.25%, 12/1/09                                        1,875           1,696,875
PTC International Finance II SA,
11.25%, 12/1/09                           EUR          3,375           2,581,659
Telecorp PCS Inc., 10.625%, 7/15/10                   11,585          11,613,963
TeleCorp PCS, Inc., 8.50%, 10/23/09(1)                 6,500           4,940,000
Ubiquitel Operating Co., 14.00%, (0%
until 2005), 4/15/10                                  17,075           7,769,125
--------------------------------------------------------------------------------
                                                                  $   88,288,973
--------------------------------------------------------------------------------
WIRELINE COMMUNICATION SERVICES -- 14.4%
--------------------------------------------------------------------------------
360 Networks, Inc., Sr. Notes,
13.00%, 5/1/08                                      $ 13,040      $   10,497,200
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                       6,780           6,746,100
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                         5,065           2,051,325
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                       16,375          15,146,875
Completel Europe NV, 14.00%, (0% until
2004), 2/15/09                                         7,840           3,724,000
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08                                       8,825           1,809,125
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                      12,600           2,583,000
FLAG Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10                                       8,000           6,760,000
Global Crossing Holding Ltd.,
9.125%, 11/15/06                                       7,015           6,725,631
Global TeleSystems Group, Inc.,
11.00%, 12/1/09                           EUR          3,750           1,528,819
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07(2)                                    3,700              27,750

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES (CONTINUED)
--------------------------------------------------------------------------------
GT Group Telecom, Sr. Disc. Notes,
13.25%, (0% until 2005), 2/1/10                     $ 13,250      $    4,902,500
ICG Holdings, Inc., 12.50%, (0% until
2001), 5/1/06                                          7,345           1,248,650
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until 2002),
7/15/07                                               11,538           9,547,695
Intermedia Communications, Sr. Notes,
8.50%, 1/15/08                                         1,250           1,181,250
Jazztel PLC, Sr. Notes,
13.25%, 12/15/09                          EUR          3,813           2,356,339
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09                10,757           7,906,395
Level 3 Communications, Inc., Sr. Notes,
9.125%, 5/1/08                                         6,250           5,078,125
Level 3 Communications, Inc., Sr. Notes,
11.25%, 3/15/10                                        2,950           2,669,750
MGC Communications, Inc., Sr. Notes,
13.00%, 4/1/10                                         5,062           2,860,030
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                 8,720           8,240,400
Nextlink Communications, Sr. Disc.
Notes, 12.125%, (0% until 2004), 12/1/09              11,025           5,374,688
Nextlink Communications, Sr. Disc.
Notes, 12.25%, (0% until 2004), 6/1/09                 1,000             527,500
Nextlink Communications, Sr. Notes,
10.50%, 12/1/09                                          250             217,500
Primus Telecommunications Group, Sr.
Notes, 11.25%, 1/15/09                                 3,750           1,856,250
Primus Telecommunications Group, Sr.
Notes, 11.75%, 8/1/04                                  4,600           2,277,000
RSL Communications PLC, 9.125%, 3/1/08                 3,920             612,500
RSL Communications PLC, 10.125%, (0%
until 2003), 3/1/08                                    6,500             666,250
RSL Communications PLC, 12.875%, 3/1/10                1,810             371,050
RSL Communications PLC, Sr. Notes,
12.25%, 11/15/06                                       4,190             775,150
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                        8,460           7,148,700
Teligent, Inc., Sr. Disc. Notes,
11.50%, (0% until 2003), 3/1/08                        3,400             833,000
Teligent, Inc., Sr. Notes,
11.50%, 12/1/07                                       14,025           6,100,875
Versatel Telecom BV, 4.00%, 3/30/05(1)                 3,960           2,348,854
Versatel Telecom BV, Sr. Notes,
11.875%, 7/15/09                                       1,091             801,885
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                       11,710           8,958,150
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                     $  6,160      $    4,712,400
Viatel, Inc., Sr. Disc. Notes,
12.50%, (0% until 2003), 4/15/08                       6,415           1,924,500
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                        1,805             911,525
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09                                        1,675             845,875
Viatel, Inc., Sr. Notes, 11.50%, 3/15/09              10,120           5,110,600
Winstar Communications, Sr. Notes,
12.75%, 4/15/10(1)                                     6,300           4,473,000
World Access, Inc., Sr. Notes,
13.25%, 1/15/08                                        3,845           2,710,725
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09                                         6,000           4,770,000
--------------------------------------------------------------------------------
                                                                  $  167,918,936
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,190,620,393)                               $  971,064,400
--------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 2.0%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.2%
--------------------------------------------------------------------------------
Ono Finance PLC, Warrants(3)(4)                       10,870      $      760,900
Ono Finance PLC, Warrants, Exp.
5/31/09(3)(4)                                          3,800             225,395
Pegasus Communications Corp., Common(4)               21,838             776,614
UIH Australia/Pacific, Inc.,
Warrants(3)(4)                                         3,600               6,710
--------------------------------------------------------------------------------
                                                                  $    1,769,619
--------------------------------------------------------------------------------
CHEMICALS -- 0.0%
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., Common(4)                    9,600      $       15,600
--------------------------------------------------------------------------------
                                                                  $       15,600
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 0.0%
--------------------------------------------------------------------------------
Jordan Telecommunications, Deferred
Cash Rights(4)                                         2,500      $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 0.0%
--------------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants(3)(4)                    4,825      $       24,125

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Diva Systems Corp., Warrants(4)                     $ 37,725      $            0
Equinix, Inc., Warrants(3)(4)                          4,500             495,000
--------------------------------------------------------------------------------
                                                                  $      519,125
--------------------------------------------------------------------------------
LODGING AND GAMING -- 0.0%
--------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(4)                  25,351      $      152,107
--------------------------------------------------------------------------------
                                                                  $      152,107
--------------------------------------------------------------------------------
OIL AND GAS - EQUIPMENT AND SERVICES -- 0.3%
--------------------------------------------------------------------------------
Key Energy Services, Inc., Warrants(4)                 1,900      $      114,000
R&B Falcon Corp., Warrants(4)                          5,400           2,970,000
--------------------------------------------------------------------------------
                                                                  $    3,084,000
--------------------------------------------------------------------------------
PRINTING AND BUSINESS PRODUCTS -- 0.0%
--------------------------------------------------------------------------------
Merrill Corp., Warrants(3)(4)                          5,250      $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
RETAIL - FOOD AND DRUG -- 0.7%
--------------------------------------------------------------------------------
Pathmark Stores Inc., Common                         480,119      $    7,576,902
--------------------------------------------------------------------------------
                                                                  $    7,576,902
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 0.0%
--------------------------------------------------------------------------------
Asat Finance, Warrants(3)                              6,350      $      511,175
--------------------------------------------------------------------------------
                                                                  $      511,175
--------------------------------------------------------------------------------
Services -- 0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc., Warrants(4)                        13,600      $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
Jazztel PLC, ADR(4)                                   38,264      $      675,601
Leap Wireless International,
Warrants(3)(4)                                         5,875               2,938
PF.Net Communications, Warrants(3)(4)                  7,800                   0
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(4)                                       11,225             280,625
--------------------------------------------------------------------------------
                                                                  $      959,164
--------------------------------------------------------------------------------
SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
WIRELINE COMMUNICATION SERVICES -- 0.7%
--------------------------------------------------------------------------------
Carrier1 International SA,
Warrants(3)(4)(5)                                     16,375      $    1,908,179
Completel Europe NV, Common(3)(4)                    392,000           2,205,000
GT Group Telecom, Warrants (3)(4)                     13,250             563,125
Intermedia Communications, Inc.,
Common(4)                                              2,090              46,241
Primus Telecommunications Group,
Warrants,
Exp. 8/1/04(4)                                         4,600               7,039
Tele1 Europe Holding AB-ADR, Common(4)                56,270             443,126
Versatel Telecom BV, Warrants(4)(5)                   14,000           3,195,137
World Access, Inc., Common(4)                         11,579              56,448
--------------------------------------------------------------------------------
                                                                  $    8,424,295
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS, WARRANTS AND RIGHTS
  (IDENTIFIED COST $10,912,900)                                   $   23,011,987
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 9.9%


SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
APPAREL -- 0.0%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                      190      $        6,382
--------------------------------------------------------------------------------
                                                                  $        6,382
--------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 3.1%
--------------------------------------------------------------------------------
Adelphia Communications Corp., 13%                    48,000      $    4,608,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                                149,608          15,933,252
Granite Broadcasting Corp., 12.75% (PIK)               8,062           4,837,200
Pegasus Communications Corp., Series A,
12.75% (PIK)                                          10,357          10,823,065
--------------------------------------------------------------------------------
                                                                  $   36,201,517
--------------------------------------------------------------------------------
BUSINESS SERVICES - RENTAL & LEASING -- 0.9%
--------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                  9,964      $    9,964,000
--------------------------------------------------------------------------------
                                                                  $    9,964,000
--------------------------------------------------------------------------------
OIL AND GAS - EQUIPMENT AND SERVICES -- 1.3%
--------------------------------------------------------------------------------
R&B Falcon Corp., 13.875% (PIK)                       11,327      $   14,725,100
--------------------------------------------------------------------------------
                                                                  $   14,725,100
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)


SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 2.4%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                  3,351      $    2,999,145
Nextel Communications Corp., 13.0% (PIK)               8,875           8,919,375
Nextel Communications, Inc., 11.125%
(PIK)                                                  6,318           5,780,970
Rural Cellular Corp., 11.375% (PIK)                    7,682           6,145,600
Rural Cellular Corp., 12.25%                           5,099           4,079,200
--------------------------------------------------------------------------------
                                                                  $   27,924,290
--------------------------------------------------------------------------------
WIRELINE COMMUNICATION SERVICES -- 2.2%
--------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50% (PIK)                                           9,547      $    9,547,000
Global Crossing Holding Ltd., 10.5%
(PIK)                                                117,000          11,232,000
Global Crossing Holding Ltd., 6.75%                   20,700           4,230,565
Intermedia Communications, Inc., 7%(3)                36,250             743,125
Nextlink Communications, 14% (PIK)                       929              41,805
--------------------------------------------------------------------------------
                                                                  $   25,794,495
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (IDENTIFIED COST $121,360,938)                                  $  114,615,784
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.2%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
General Electric Capital Corp., 6.65%,
11/1/00                                             $ 14,124      $   14,124,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (AT AMORTIZED COST, $14,124,000)                                $   14,124,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 96.5%
  (IDENTIFIED COST $1,337,018,231)                                $1,122,816,171
--------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 3.5%
                                                                  $   40,989,896
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $1,163,806,067
--------------------------------------------------------------------------------

 (PIK) - Payment in kind.

 EUR - Euro Dollar

 GBP - British Pound

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Defaulted security.
 (3)  Restricted security.
 (4)  Non-income producing security.
 (5) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
ASSETS
--------------------------------------------------------
Investments, at value
   (identified cost, $1,337,018,231)      $1,122,816,171
Cash                                             117,965
Receivable for investments sold               16,484,793
Interest receivable                           32,762,306
Receivable for open forward foreign
   currency contracts                          1,365,370
Prepaid expenses                                  11,439
--------------------------------------------------------
TOTAL ASSETS                              $1,173,558,044
--------------------------------------------------------

LIABILITIES
--------------------------------------------------------
Payable for investments purchased         $    9,619,549
Payable to affiliate for Trustees' fees            2,258
Accrued expenses                                 130,170
--------------------------------------------------------
TOTAL LIABILITIES                         $    9,751,977
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,163,806,067
--------------------------------------------------------
SOURCES OF NET ASSETS
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,376,859,198
Net unrealized depreciation (computed on
   the basis of identified cost)            (213,053,131)
--------------------------------------------------------
TOTAL                                     $1,163,806,067
--------------------------------------------------------

STATEMENT OF OPERATIONS

                                          PERIOD ENDED            YEAR ENDED
(EXPRESSED IN UNITED STATES DOLLARS)      OCTOBER 31, 2000(1)     MARCH 31, 2000
-----------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------
Interest                                  $           77,510,657  $     111,585,707
Dividends                                              7,082,923         11,271,175
Miscellaneous                                          1,525,895          1,579,587
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $           86,119,475  $     124,436,469
-----------------------------------------------------------------------------------

EXPENSES
-----------------------------------------------------------------------------------
Investment adviser fee                    $            4,416,424  $       6,676,593
Trustees fees and expenses                                17,520             32,571
Custodian fee                                            182,430            315,994
Legal and accounting services                             70,440            125,602
Amortization of organization expenses                         --                736
Miscellaneous                                             61,417             10,884
-----------------------------------------------------------------------------------
TOTAL EXPENSES                            $            4,748,231  $       7,162,380
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $           81,371,244  $     117,274,089
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $          (46,454,100) $       9,220,755
   Foreign currency and forward foreign
      currency exchange
      contract transactions                            7,806,170          5,668,832
-----------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $          (38,647,930) $      14,889,587
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)    $         (158,384,186) $     (53,816,671)
   Foreign currency and forward foreign
      currency exchange contracts                     (1,213,514)         2,362,443
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $         (159,597,700) $     (51,454,228)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $         (198,245,630) $     (36,564,641)
-----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $         (116,874,386) $      80,709,448
-----------------------------------------------------------------------------------

 (1)  For the seven months ended October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                   PERIOD ENDED            YEAR ENDED      YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS  OCTOBER 31, 2000(1)     MARCH 31, 2000  MARCH 31, 1999
-----------------------------------------------------------------------------------------
From operations --
   Net investment income               $   81,371,244      $  117,274,089  $   99,349,959
   Net realized gain (loss)               (38,647,930)         14,889,587     (13,513,235)
   Net change in unrealized
      appreciation (depreciation)        (159,597,700)        (51,454,228)    (53,977,702)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS              $ (116,874,386)     $   80,709,448  $   31,859,022
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $  349,093,037      $  465,123,511  $  376,878,683
   Withdrawals                           (253,410,519)       (400,057,623)   (330,015,816)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $   95,682,518      $   65,065,888  $   46,862,867
-----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $  (21,191,868)     $  145,775,336  $   78,721,889
-----------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------
At beginning of period                 $1,184,997,935      $1,039,222,599  $  960,500,710
-----------------------------------------------------------------------------------------
AT END OF PERIOD                       $1,163,806,067      $1,184,997,935  $1,039,222,599
-----------------------------------------------------------------------------------------

 (1)  For the seven months ended October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31,                           YEAR ENDED MARCH 31,
                                  ------------    -----------------------------------------------------------------
                                    2000(1)          2000           1999          1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.67%(2)       0.64%          0.65%        0.63%        0.67%        0.71%
   Net investment income                11.46%(2)      10.54%         10.23%        9.63%       10.02%       10.41%
Portfolio Turnover                         41%           113%           150%         137%          78%          88%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                 $1,163,806     $1,184,998     $1,039,223     $960,501     $706,711     $511,347
-------------------------------------------------------------------------------------------------------------------

 (1)  For the seven-month period ended October 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A INVESTMENT VALUATIONS -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H OTHER -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

2 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
-----------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the period from April 1, 2000 to October 31, 2000, the fee was equivalent to 0.62% (annualized) of the Portfolio's average daily net assets and amounted to $4,416,424. For the year ended March 31, 2000, the fee was equivalent to 0.60% of the Portfolio's average daily net assets and amounted to $6,676,593. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from April 1, 2000 to October 31, 2000, no significant amounts have been deferred.

3 INVESTMENTS
-----------------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $665,793,918 and $492,469,628, respectively, for the period from April 1, 2000 to October 31, 2000.

4 LINE OF CREDIT
-----------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from April 1, 2000 to October 31, 2000.

5 FINANCIAL INSTRUMENTS
-----------------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2000 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    SALES
    ----------------------------------------------------------------------------------------
                                                                              NET UNREALIZED
    SETTLEMENT                                             IN EXCHANGE FOR    APPRECIATION
    DATE(S)      DELIVER                                   (IN U.S. DOLLARS)  (DEPRECIATION)
    ----------------------------------------------------------------------------------------
     11/27/00    British Pound Sterling
                 1,684,966                                  $     2,447,952   $         (346)
     11/2/00-    Euro Dollar
      12/4/00    54,553,143                                      47,775,304        1,502,500
    ----------------------------------------------------------------------------------------
                                                            $    50,223,256   $    1,502,154
    ----------------------------------------------------------------------------------------

    PURCHASES
    ----------------------------------------------------------------------------------------
                                                                              NET UNREALIZED
    SETTLEMENT                                             DELIVER            APPRECIATION
    DATE(S)      IN EXCHANGE FOR                           (IN U.S. DOLLARS)  (DEPRECIATION)
    ----------------------------------------------------------------------------------------
     11/27/00    British Pound Sterling
                 165,281                                    $       239,715   $          442
     11/13/00    Euro Dollar
                 13,957,239                                      11,971,301         (137,226)
    ----------------------------------------------------------------------------------------
                                                            $    12,211,016   $     (136,784)
    ----------------------------------------------------------------------------------------

6 FEDERAL INCOME TAX BASIS OF INVESTMENTS
-----------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,340,497,185
    --------------------------------------------------------
    Gross unrealized appreciation             $   26,277,750
    Gross unrealized depreciation               (243,958,764)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (217,681,014)
    --------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

7 RESTRICTED SECURITIES
-----------------------------------------------------
   At October 31, 2000, the Portfolio owned the following securities (representing 1.76% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE   COST         FAIR VALUE
    ---------------------------------------------------------------------------------------------
    CORPORATE BONDS & NOTES
    ---------------------------------------------------------------------------------------------
    Roller Bearing Holdings Co., Sr. Disc.       8/01/97-
     Notes, 13.00%, (0% until 2002), 6/15/09    10/09/97     12,875,000  $11,142,480  $ 8,240,000
    Von Hoffman Press, Inc., Sr. Sub. Notes,     5/15/97-
     10.875%, 5/15/07                           11/04/98      5,095,000    5,106,900    4,610,975
    ---------------------------------------------------------------------------------------------
                                                                         $16,249,380  $12,850,975
    ---------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ---------------------------------------------------------------------------------------------
    Asat Finance, Warrants                      10/20/00          6,350  $         0  $   511,175
                                                 9/09/99-
    Carrier1 International SA, Warrants          2/25/00         16,375    1,593,750    1,908,179
    Completel Europe NV, Common                  9/12/00        392,000            0    2,205,000
    Cybernet Internet Services                  10/20/99-
     International, Inc., Warrants              10/28/99          4,825      195,000       24,125
    Equinix, Inc., Warrants                      6/01/00          4,500            0      495,000
    GT Group Telecom, Warrants                   9/15/00         13,250            0      563,125
    Leap Wireless International, Warrants        7/12/00          5,875            0        2,938
    Merrill Corp., Warrants                      6/02/00          5,250            0            0
    Ono Finance PLC, Warrants                   10/12/99         10,870            0      760,900
    Ono Finance PLC, Warrants, Exp. 5/31/09     11/05/99          3,800            0      225,395
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests              7/08/99         25,351            0      152,107
    PF.Net Communications, Warrants              7/21/00          7,800            0            0
    UIH Australia/Pacific, Inc., Warrants        3/05/98          3,600            0        6,710
    ---------------------------------------------------------------------------------------------
                                                                         $ 1,788,750  $ 6,854,654
    ---------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    ---------------------------------------------------------------------------------------------
    Intermedia Communications, Inc., 7%         10/24/97         36,250  $   906,250  $   743,125
    ---------------------------------------------------------------------------------------------
                                                                         $18,944,380  $20,448,754
    ---------------------------------------------------------------------------------------------

8 FISCAL YEAR END CHANGE
-----------------------------------------------------
   Effective April 1, 2000, the Portfolio changed its fiscal year-end to October 31.

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF HIGH INCOME PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of October 31, 2000, and the related statement of operations for the period from April 1, 2000 to October 31, 2000 and for the year ended March 31, 2000, the statements of changes in net assets for the period from April 1, 2000 to October 31, 2000 and for the years ended March 31, 2000 and 1999 and the supplementary data for the period from April 1, 2000 to October 31, 2000 and for each of the years in the five-year period ended March 31, 2000 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the High Income Portfolio at October 31, 2000, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

EATON VANCE HIGH INCOME FUND AS OF OCTOBER 31, 2000

INVESTMENT MANAGEMENT

HIGH INCOME PORTFOLIO

OFFICERS

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President and
Co-Portfolio Manager

Michael W. Weilheimer
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant